FINANCIAL INSTRUMENTS - Put and call option on minority interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Gain (loss) on remeasurement, reimbursement rights	$ 1,727	$ 2,981
Major business combination | Dynaflows S.A.
Disclosure of contingent liabilities in business combination [line items]
Put option contract written, percentage of ownership interest	33.27%
Maximum | Dynaflows S.A. | Call Options on Minority Interest
Disclosure of contingent liabilities in business combination [line items]
Revenue multiple, significant unobservable inputs, assets	0.05
Increase (decrease) in forecasted EBITDA and Revenue, Call/Put Option	$ 427
Maximum | Dynaflows S.A. | Put Option on Minority Interest
Disclosure of contingent liabilities in business combination [line items]
Revenue multiple, significant unobservable inputs, assets	0.05
Increase (decrease) in forecasted EBITDA and Revenue, Call/Put Option	$ 21
Risk adjusted discount rate	0.25%
Increase (decrease) in risk adjusted discount rate, Call/Put Options	$ 3
Minimum | Dynaflows S.A. | Call Options on Minority Interest
Disclosure of contingent liabilities in business combination [line items]
Revenue multiple, significant unobservable inputs, assets	(0.05)
Increase (decrease) in forecasted EBITDA and Revenue, Call/Put Option	$ (61)
Minimum | Dynaflows S.A. | Put Option on Minority Interest
Disclosure of contingent liabilities in business combination [line items]
Revenue multiple, significant unobservable inputs, assets	(0.05)
Increase (decrease) in forecasted EBITDA and Revenue, Call/Put Option	$ (20)
Risk adjusted discount rate	(0.25%)
Increase (decrease) in risk adjusted discount rate, Call/Put Options	$ (3)